Fees and Expenses	Dec. 30, 2025 USD ($)
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%
Other expenses	0.10	0.11	0.10	0.12	0.11%	0.01%	0.15	0.15
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	0.78	1.55	0.79	0.81	0.55	0.45	0.82	1.59

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.19%	none	1.00%
Other expenses	0.13	0.15	0.17	0.12%	0.06%	0.11	0.11%	0.08
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	1.07	0.84	0.86	0.56	0.50	0.74	0.55	1.52
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	1.07	0.84	0.86	0.56	0.50	0.69	0.50	1.52

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.34	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	1.53	1.25	1.09	0.79	0.59	0.50	0.45

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$650	$258	$329	$83	$56	$46	$431	$262	$109	$334	$88	$57	$51	$418	$51
3 years	810	490	496	259	176	144	603	502	340	511	274	179	160	573	171
5 years	983	845	678	450	307	252	789	866	590	704	477	313	280	742	302
10 years	1,486	1,638	1,203	1,002	689	567	1,328	1,404	1,306	1,261	1,061	701	628	1,232	684

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$155	$156	$127	$111	$81	$60	$51	$46		1 year	$158	$162
3 years	480	483	397	347	252	189	160	144		3 years	490	502
5 years	829	834	686	601	439	329	280	252		5 years	845	866
10 years	1,813	1,824	1,511	1,329	978	738	628	567		10 years	1,638	1,404

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$155	$156	$127	$111	$81	$60	$51	$46		1 year	$158	$162
3 years	480	483	397	347	252	189	160	144		3 years	490	502
5 years	829	834	686	601	439	329	280	252		5 years	845	866
10 years	1,813	1,824	1,511	1,329	978	738	628	567		10 years	1,638	1,404

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
American Funds Growth Portfolio | American Funds Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%
Other expenses	0.09	0.10	0.09	0.12	0.10%	0.01%	0.14	0.14
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.71	1.47	0.71	0.74	0.47	0.38	0.75	1.51

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.20%	none	1.00%
Other expenses	0.12	0.14	0.17	0.12%	0.06%	0.10	0.10%	0.10
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.99	0.76	0.79	0.49	0.43	0.67	0.47	1.47
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.99	0.76	0.79	0.49	0.43	0.62	0.42	1.47

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.34	0.21	0.14	0.09	0.14%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	1.46	1.18	1.01	0.71	0.51	0.43	0.38

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$643	$250	$321	$76	$48	$39	$424	$254	$101	$326	$81	$50	$44	$411	$43
3 years	789	465	471	237	151	122	581	477	315	487	252	157	138	552	146
5 years	947	803	635	411	263	213	752	824	547	662	439	274	241	705	258
10 years	1,407	1,551	1,110	918	591	480	1,248	1,319	1,213	1,169	978	616	542	1,151	587

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$150	$149	$120	$103	$73	$52	$44	$39		1 year	$150	$154
3 years	465	462	375	322	227	164	138	122		3 years	465	477
5 years	803	797	649	558	395	285	241	213		5 years	803	824
10 years	1,757	1,746	1,432	1,236	883	640	542	480		10 years	1,551	1,319

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$150	$149	$120	$103	$73	$52	$44	$39		1 year	$150	$154
3 years	465	462	375	322	227	164	138	122		3 years	465	477
5 years	803	797	649	558	395	285	241	213		5 years	803	824
10 years	1,757	1,746	1,432	1,236	883	640	542	480		10 years	1,551	1,319

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	1.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.26%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%
Other expenses	0.06	0.06	0.06	0.12	0.11%	0.01%	0.11	0.11
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	0.65	1.39	0.64	0.70	0.44	0.34	0.68	1.44

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.20%	none	1.00%
Other expenses	0.09	0.11	0.17	0.10%	0.06%	0.08	0.08%	0.09
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	0.92	0.69	0.75	0.43	0.39	0.61	0.41	1.42
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.92	0.69	0.75	0.43	0.39	0.56	0.36	1.42

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.32	0.21	0.15	0.09	0.15%	0.07%	0.01%
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	1.40	1.14	0.98	0.67	0.48	0.40	0.34

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$638	$242	$314	$72	$45	$35	$417	$247	$94	$319	$77	$44	$40	$405	$37
3 years	771	440	450	224	141	109	560	456	293	465	240	138	125	534	127
5 years	916	761	598	390	246	191	715	787	509	625	417	241	219	674	225
10 years	1,339	1,466	1,028	871	555	431	1,167	1,238	1,131	1,087	930	542	493	1,081	513

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$145	$143	$116	$100	$68	$49	$41	$35		1 year	$142	$147
3 years	449	443	362	312	214	154	128	109		3 years	440	456
5 years	776	766	628	542	373	269	224	191		5 years	761	787
10 years	1,702	1,680	1,386	1,201	835	604	505	431		10 years	1,466	1,238

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$145	$143	$116	$100	$68	$49	$41	$35		1 year	$142	$147
3 years	449	443	362	312	214	154	128	109		3 years	440	456
5 years	776	766	628	542	373	269	224	191		5 years	761	787
10 years	1,702	1,680	1,386	1,201	835	604	505	431		10 years	1,466	1,238

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	2.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.26%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%
Other expenses	0.05	0.05	0.05	0.11	0.11%	0.01%	0.10	0.10
Acquired (underlying) fund fees and expenses	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	0.65	1.39	0.64	0.70	0.45	0.35	0.68	1.44

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.22%	none	1.00%
Other expenses	0.09	0.10	0.16	0.10%	0.06%	0.08	0.08%	0.07
Acquired (underlying) fund fees and expenses	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	0.93	0.69	0.75	0.44	0.40	0.64	0.42	1.41
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.93	0.69	0.75	0.44	0.40	0.59	0.37	1.41

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.34	0.21	0.14	0.09	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.34	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	1.43	1.15	0.98	0.68	0.49	0.40	0.35

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$638	$242	$314	$72	$46	$36	$417	$247	$95	$319	$77	$45	$41	$408	$38
3 years	771	440	450	224	144	113	560	456	296	465	240	141	128	543	130
5 years	916	761	598	390	252	197	715	787	515	625	417	246	224	689	230
10 years	1,339	1,466	1,028	871	567	443	1,167	1,238	1,143	1,087	930	555	505	1,116	525

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$144	$146	$117	$100	$69	$50	$41	$36		1 year	$142	$147
3 years	446	452	365	312	218	157	128	113		3 years	440	456
5 years	771	782	633	542	379	274	224	197		5 years	761	787
10 years	1,691	1,713	1,398	1,201	847	616	505	443		10 years	1,466	1,238

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$144	$146	$117	$100	$69	$50	$41	$36		1 year	$142	$147
3 years	446	452	365	312	218	157	128	113		3 years	440	456
5 years	771	782	633	542	379	274	224	197		5 years	761	787
10 years	1,691	1,713	1,398	1,201	847	616	505	443		10 years	1,466	1,238

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	4.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.27%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%
Other expenses	0.05	0.05	0.05	0.11	0.11%	0.01%	0.10	0.10
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.62	1.35	0.60	0.66	0.41	0.31	0.63	1.40

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.21%	none	1.00%
Other expenses	0.08	0.10	0.16	0.10%	0.06%	0.08	0.08%	0.07
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.88	0.65	0.71	0.40	0.36	0.59	0.38	1.37
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.88	0.65	0.71	0.40	0.36	0.54	0.33	1.37

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.34	0.19	0.14	0.09	0.16%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.39	1.09	0.94	0.64	0.46	0.36	0.31

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$635	$237	$310	$67	$42	$32	$412	$243	$90	$315	$73	$41	$37	$403	$34
3 years	762	428	437	211	132	100	545	443	281	453	227	128	116	528	117
5 years	901	739	576	368	230	174	689	766	488	603	395	224	202	663	208
10 years	1,305	1,423	981	822	518	393	1,109	1,185	1,084	1,040	883	505	456	1,057	476

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$139	$142	$111	$96	$65	$47	$37	$32		1 year	$137	$143
3 years	434	440	347	300	205	148	116	100		3 years	428	443
5 years	750	761	601	520	357	258	202	174		5 years	739	766
10 years	1,646	1,669	1,329	1,155	798	579	456	393		10 years	1,423	1,185

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$139	$142	$111	$96	$65	$47	$37	$32		1 year	$137	$143
3 years	434	440	347	300	205	148	116	100		3 years	428	443
5 years	750	761	601	520	357	258	202	174		5 years	739	766
10 years	1,646	1,669	1,329	1,155	798	579	456	393		10 years	1,423	1,185

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	2.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%	0.25%	none	none
Other expenses	0.03	0.03	0.03	0.12	0.12%	0.01%
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	0.66	1.36	0.61	0.70	0.45	0.34

* A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$440	$238	$311	$72	$46	$35		1 year	$138
3 years	578	431	440	224	144	109		3 years	431
5 years	729	745	582	390	252	191		5 years	745
10 years	1,167	1,443	993	871	567	431		10 years	1,443

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$440	$238	$311	$72	$46	$35		1 year	$138
3 years	578	431	440	224	144	109		3 years	431
5 years	729	745	582	390	252	191		5 years	745
10 years	1,167	1,443	993	871	567	431		10 years	1,443

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($500,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($500,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%
Other expenses	0.09	0.09	0.08	0.14	0.10%	0.01%	0.13	0.13
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.66	1.36	0.60	0.66	0.37	0.28	0.63	1.40

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.20%	none	1.00%
Other expenses	0.10	0.13	0.19	0.11%	0.06%	0.09	0.09%	0.09
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.87	0.65	0.71	0.38	0.33	0.56	0.36	1.36
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.87	0.65	0.71	0.38	0.33	0.51	0.31	1.36

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.30	0.22	0.15	0.10	0.16%	0.07%	0.01%
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	1.32	1.09	0.92	0.62	0.43	0.34	0.28

1 A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A and Class ABLE-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A and Class ABLE-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$316	$238	$310	$67	$38	$29	$313	$243	$89	$315	$73	$39	$34	$301	$32
3 years	456	431	437	211	119	90	447	443	278	453	227	122	106	420	111
5 years	609	745	576	368	208	157	592	766	482	603	395	213	185	550	197
10 years	1,052	1,443	981	822	468	356	1,017	1,185	1,073	1,040	883	480	418	929	451

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$138	$134	$111	$94	$63	$44	$35	$29		1 year	$138	$143
3 years	431	418	347	293	199	138	109	90		3 years	431	443
5 years	745	723	601	509	346	241	191	157		5 years	745	766
10 years	1,635	1,590	1,329	1,131	774	542	431	356		10 years	1,443	1,185

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$138	$134	$111	$94	$63	$44	$35	$29		1 year	$138	$143
3 years	431	418	347	293	199	138	109	90		3 years	431	443
5 years	745	723	601	509	346	241	191	157		5 years	745	766
10 years	1,635	1,590	1,329	1,131	774	542	431	356		10 years	1,443	1,185

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%	0.25%	none	none
Other expenses	0.04	0.05	0.04	0.13	0.10%	0.01%
Acquired (underlying) fund fees and expenses	0.25	0.25	0.25	0.25	0.25	0.25
Total annual fund operating expenses	0.59	1.30	0.54	0.63	0.35	0.26

* A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$309	$232	$304	$64	$36	$27		1 year	$132
3 years	434	412	419	202	113	84		3 years	412
5 years	571	713	544	351	197	146		5 years	713
10 years	969	1,372	910	786	443	331		10 years	1,372

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$309	$232	$304	$64	$36	$27		1 year	$132
3 years	434	412	419	202	113	84		3 years	412
5 years	571	713	544	351	197	146		5 years	713
10 years	969	1,372	910	786	443	331		10 years	1,372

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%